Debt (Bridge credit facility and term loan credit facility) (Details) - USD ($) $ in Thousands	Mar. 30, 2021	Dec. 31, 2021	Nov. 01, 2021	Mar. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Debt		$ 50,204,678			$ 28,742,081
Citi bridge credit | Bridge Loan
Line of Credit Facility [Line Items]
Unsecured bridge loan				$ 19,000,000
Unsecured bridge loan, term	364 days
Citi term loan | Line of Credit
Line of Credit Facility [Line Items]
Unsecured short-term loan credit				$ 5,000,000
Unsecured short-term loan credit, term	12 months
Debt			$ 2,000,000